Revenue Recognition - Schedule of Changes in Deferred Revenue from Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance at January 1	$ 4,067		$ 12,449		$ 12,449	$ 3,833
Deferral of revenue	1,649		1,042		4,928	14,532
Recognition of unearned revenue	(1,610)	[1]	(1,639)	[1]	(13,310)	(5,916)
Balance at December 31	$ 4,106		$ 11,852		$ 4,067	$ 12,449

[1]	2022 deferral of revenue resulted from payments received in advance of performance under the biobanking services storage contracts that are recognized as revenue under the contract as performance is completed.